Financial Instruments and Risk Management - Schedule of Amounts Disclosed in the Table are the Contractual Undiscounted Cash Flows Includes Principal and Interest (Details) - Liquidity Risk [Member]	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Repayment within less than 1 year [Member]
Bank borrowings
Bank borrowings	RM 984,355	$ 233,664	RM 976,072
Bank overdraft	335,419	79,621	104,587
Repayment within:
Lease liabilities	40,764	9,676	60,204
Trade payables	816,366	193,787
Other payables	447,021	106,112	422,973
Amount due to shareholder	3,467	823
Between 1 and 2 years [Member]
Bank borrowings
Bank borrowings	936,203	222,234	963,436
Repayment within:
Lease liabilities	38,168	9,060	61,884
Between 2 and 5 years [Member]
Bank borrowings
Bank borrowings	1,338,822	317,308	1,693,768
Repayment within:
Lease liabilities	27,252	6,468	45,732
Over 5 years [Member]
Bank borrowings
Bank borrowings	182,470	43,314	288,536
Repayment within:
Lease liabilities	RM 6,800	$ 1,614	RM 11,342